Consolidated Statements of Comprehensive Income - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Statement [Abstract]
Net Income available to Common Shareholders	$ 344,092	$ 294,964	$ 283,389
Cash Flow Hedge:
Unrealized (loss)/gain on derivative assets/FX option	(16,179)	(16,625)	31,221
Amortization of interest rate cap premium	4,586	4,271	1,123
Amounts reclassified to/(from) earnings	877	214	(1,091)
Total Other Comprehensive (Loss)/Income	(10,716)	(12,140)	31,253
Total Comprehensive Income	$ 333,376	$ 282,824	$ 314,642